Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2020	Mar. 31, 2019
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 7,199	¥ 6,401
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,934	2,202
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,889	1,723
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,704	1,897
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 672	¥ 579

[1]	Other than above, there were ¥318 billion and ¥321 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2019 and 2020, respectively. These securities are primarily Japanese government, agency and municipal securities.